Financial obligations (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 27, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 09, 2015
Disclosure of Financial obligations [Line Items]
Notional amount	$ 275,000,000	$ 275,000,000	$ 275,000,000
Borrowings, interest rate basis	Three-month Libor plus 3%
Borrowings, adjustment to interest rate basis	3.00%
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Borrowings, interest rate basis		Nine-month Libor plus 4.75 percent
Banco de Credito del Peru [Member]
Disclosure of Financial obligations [Line Items]
Notional amount		$ 61,667,000	$ 61,667,000
Banco de Credito del Peru [Member] | Empresa de Generacion Huanza S.A. [Member]
Disclosure of Financial obligations [Line Items]
Borrowings, adjustment to interest rate basis		2.75%	4.60%	4.75%
Banco de Credito del Peru [Member] | Extended financial lease contract [Member] | Empresa de Generacion Huanza S.A. [Member]
Disclosure of Financial obligations [Line Items]
Borrowings, adjustment to interest rate basis		2.75%	4.70%